SHARE BASED COMPENSATION	3 Months Ended
Dec. 31, 2025
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

13.SHARE BASED COMPENSATION

The Company has a stock option plan (the “Plan”) in place under which it is authorized to grant options to acquire shares of the Company to directors, officers, consultants, and other key employees of the Company. The number of common shares subject to options granted under the Plan is limited to 10% in the aggregate, of the number of issued and outstanding common shares of the Company at the date of the grant of the option. The exercise price of any option granted under the Plan may not be less than the fair market value of the common shares at the time the option is granted, less any permitted discount. Options issued under the Plan may be exercised during a period determined by the board of directors which cannot exceed ten years. The plan does not require any vesting period, and the board of directors may specify a vesting period on a grant-by-grant basis. As at December 31, 2025, the maximum number of shares issuable pursuant to the Plan was 2,859,048, at which time 743,977 options and 181,725 restricted share units had been granted, leaving 1,933,346 shares available for issue.

Stock Options

During the three-month period ending December 31, 2025, the Company recognized share based compensation expense related to stock option grants of $925,826 (2024 - $628,796).

The Company’s option activity for the three months ended December 31, 2025, and the year ended September 30, 2025, is as follows:

						Black-Scholes Assumptions
	Options	Exercise	Expiry	Fair	Fair Value	Share Price		Risk-Free	Expected	Vesting
Grant Date	Granted	Price	Date	Value	per Option	at Grant	Volatility	Rate	Life (yrs)	Schedule
15-Oct-25	100,351	$5.09	15-Oct-30	$416,876	$4.15	$4.85	129.1%	2.42%	5	1
28-Aug-25	37,500	$11.13	28-Aug-30	$359,000	$9.57	$11.13	128.4%	2.69%	5	2
24-Jul-25	130,000	$8.48	24-Jul-30	$947,000	$7.28	$8.48	128.3%	2.83%	5	3
23-Jul-25	62,500	$12.00	23-Jul-30	$642,000	$10.27	$12.00	127.4%	2.82%	5	3
3-Jun-25	31,250	$22.00	3-Jun-30	$610,000	$19.52	$23.44	118.5%	2.86%	5	3
24-Apr-25	28,125	$18.00	24-Apr-30	$777,000	$14.63	$17.84	116.4%	2.79%	5	4
24-Apr-25	53,125	$18.00	24-Apr-30	$777,000	$14.63	$17.84	116.4%	2.79%	5	5
17-Mar-25	6,250	$18.80	17-Mar-30	$101,916	$16.31	$18.80	131.4%	2.69%	5	6
17-Mar-25	500,000	$19.04	17-Mar-30	$971,331	$1.94	$18.80	124.9%	2.69%	5	3
28-Feb-25	37,500	$21.68	28-Feb-30	$708,537	$18.89	$21.68	132.9%	2.60%	5	6
30-Jan-25	50,000	$39.28	30-Jan-30	$1,719,366	$34.39	$39.28	134.2%	2.79%	5	7
27-Nov-24	9,375	$11.12	27-Nov-29	$78,589	$8.38	$11.12	99.4%	3.13%	5	7
29-Oct-24	34,937	$16.16	29-Oct-29	$425,291	$12.17	$16.16	99.4%	3.04%	5	7

Vesting Schedule

1 - 1/2 vest 12 months after the grant date, thereafter the remainder vest in equal monthly instalments over 12 months

2 - 1/3 vest 12 months from the grant date, thereafter the remainder vest in equal monthly instalments over 24 months

3 - Vest in equal monthly instalments over a period of 36 months, commencing on the grant date

4 - 1/3 vest 6 months from the grant date, the remainder vest in equal monthly instalments over 24 months

5 - 1/3 vest 12 months from the grant date, the remainder vest in equal monthly instalments over 24 months

6 - Vest in equal monthly instalments over a period of 12 months, commencing on the grant date

7 - Vest on the grant date

The continuity of outstanding stock options at December 31, 2025 and September 30, 2025:

	December 31,	Weighted average	September 30,	Weighted average
	2025	exercise price	2025	exercise price
Beginning balance	643,626	$13.71	1,827,165	$1.21
Granted	100,351	$5.09	514,937	$16.83
Exercised	—	—	(1,698,476)	$0.88
Ending balance - outstanding	743,977	$9.40	643,626	$13.71

The detail of outstanding options at December 31, 2025 and September 30, 2025:

	December 31,		Exercise	September 30,		Exercise
Expiry Date	2025	Exercisable	Price	2025	Exercisable	Price
November 21, 2027	3,689	3,689	$0.80	3,689	3,689	$0.80
August 7, 2029	125,000	125,000	$1.24	125,000	125,000	$1.24
October 29, 2029	34,937	34,937	$16.16	34,937	34,937	$16.16
November 27, 2029	9,375	9,375	$11.12	9,375	9,375	$11.12
January 30, 2030	50,000	50,000	$39.28	50,000	50,000	$39.28
February 28, 2030	37,500	31,250	$21.68	37,500	21,875	$21.68
March 17, 2030	62,500	15,625	$19.04	62,500	10,417	$19.04
March 17, 2030	6,250	4,167	$18.80	6,250	3,125	$18.80
April 24, 2030	28,125	15,625	$18.00	28,125	3,906	$18.00
April 24, 2030	25,000	5,556	$18.00	25,000	3,472	$18.00
June 3, 2030	31,250	5,208	$22.00	31,250	2,604	$22.00
July 24, 2030	62,500	8,680	$12.00	62,500	3,472	$12.00
July 25, 2030	130,000	18,055	$8.48	130,000	7,222	$8.48
August 28, 2030	37,500	—	$11.13	37,500	—	$11.13
October 15, 2030	100,351	10,453	$5.09	—	—	—
Ending balance - outstanding	743,977	327,167	$9.40	643,626	279,095	$13.71

At December 31, 2025, 327,167 options were exercisable at a weighted average price of $14.21 per share (September 30, 2025 – 279,095 at $5.93). The weighted average life of the outstanding options is 4.1 years (September 30, 2024 – 4.5 years).

Restricted Share Units

During the three-months ended December 31, 2025, the Company granted 103,655 restricted share units (“RSUs”) to directors and officers and 62,953 to management consultants. The RSUs are exchangeable into common shares of the Company on a one for one basis upon achieving the vesting conditions and are valued at the market price of the Company’s common shares on the grant date ($808,049), of which $350,587 was charged to the Interim Statements for the three-month period ended December 31, 2025.

During the year ended September 30, 2025, the Company granted 132,958 RSUs to a consultant and 6,250 RSUs to a director. The RSU’s were valued at the market price of the Company’s common shares on the grant date ($3,458,450). The value of the director RSUs ($199,500) were charged to income on the grant date. The consultant RSUs were recognized monthly on a straight-line basis over their six-month vesting period, commencing December 24, 2024 for 70,458 RSUs (valued at $698,950) and February 28, 2025 for 62,500 RSUs (valued at $2,560,000). Of the granted RSUs, 10,418 of the vested consultant RSUs have not been issued, and 4,699 of the directors RSUs have not vested as at September 30, 2025. During the year ended September 30, 2025, the total charged to the Interim Statements for share-based compensation was $3,458,450 (2024 - $nil).

The continuity of outstanding RSUs at December 31, 2025 and September 30, 2025 is as follows:

Balance at September 30, 2024	$—
RSUs granted	138,958
Exercised	(123,841)
Balance, September 30, 2025	$15,117
RSUs granted	166,608
Exercised	—
Balance, December 31, 2025	$181,725